FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total Level 3 assets	$ 492,426		$ 445,263	$ 475,568
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total Level 3 assets	15,944		$ 15,400	$ 14,732
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,000
Balance at the end of the period	3,200
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,000
Balance at the end of the period	800
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800
Balance at the end of the period	700
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700
Balance at the end of the period	700
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,100	$ 22,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(300)
Purchases	400	900
Sales	(1,100)	(11,600)
Issuances	1,100	800
Settlements	(400)	(5,700)
Transfers into Level 3	400	1,600
Transfers out of Level 3	(100)	(700)
Foreign currency translation	100	(100)
Balance at the end of the period	3,500	8,000
Level 3 | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of the period	200	200
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	300	300
Sales	(400)	(500)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(100)	(100)
Foreign currency translation	0	0
Balance at the end of the period	800	900
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,800	19,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	500
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(200)
Purchases	0	400
Sales	(500)	(9,900)
Issuances	1,100	800
Settlements	(300)	(5,700)
Transfers into Level 3	0	1,400
Transfers out of Level 3	(0)	(600)
Foreign currency translation	0	(100)
Balance at the end of the period	2,200	6,400
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,800	2,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	1,300	600
Settlements	(900)	(500)
Transfers into Level 3	300	300
Transfers out of Level 3	(300)	(600)
Foreign currency translation	0	0
Balance at the end of the period	3,200	2,300
Level 3 | Derivative financial instruments | Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	900	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(200)	(100)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	(100)	0
Balance at the end of the period	900	400
Level 3 | Derivative financial instruments | Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,100	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(200)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	700	500
Settlements	(300)	(200)
Transfers into Level 3	100	100
Transfers out of Level 3	(200)	(400)
Foreign currency translation	0	0
Balance at the end of the period	1,300	1,200
Level 3 | Derivative financial instruments | Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	0
Purchases	0	0
Sales	(0)	(0)
Issuances	500	100
Settlements	(300)	(100)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of the period	900	500
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	8,700	8,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	700	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	600	(300)
Purchases	100	300
Sales	(300)	(200)
Issuances	700	1,100
Settlements	(800)	(1,700)
Transfers into Level 3	100	500
Transfers out of Level 3	(100)	(200)
Foreign currency translation	200	(100)
Balance at the end of the period	9,300	7,900
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,900	3,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	(100)
Purchases	100	0
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	100	(100)
Balance at the end of the period	3,100	2,900
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,200	2,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	700	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	700	(100)
Purchases	0	200
Sales	(0)	(0)
Issuances	500	700
Settlements	(700)	(300)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	100	(100)
Balance at the end of the period	3,700	2,600
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	1,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(1,100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	200	200
Level 3 | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	100
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	600	700
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	400
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	$ 500	$ 500